Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-43131
Entity Registrant Name	Grayscale Sui Staking ETF
Entity Central Index Key	0002034012
Entity Tax Identification Number	99-6606736
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors
Entity Address, Address Line Two	LLC290 Harbor Drive
Entity Address, Address Line Three	4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale Sui Staking ETF Shares
Trading Symbol	GSUI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false